Loans - Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	¥ 0	¥ 6
Loan forgiveness or debt to equity swaps charge-offs	141	23
Interest rate reduction and/or postponement of principal and/or interest	791	830
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	6
Loan forgiveness or debt to equity swaps charge-offs	141	23
Interest rate reduction and/or postponement of principal and/or interest	725	767
Domestic | Housing Loan | Retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	0
Loan forgiveness or debt to equity swaps charge-offs	0	0
Interest rate reduction and/or postponement of principal and/or interest	5	8
Domestic | Other | Retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	0
Loan forgiveness or debt to equity swaps charge-offs	0	0
Interest rate reduction and/or postponement of principal and/or interest	19	22
Domestic | Large Companies | Corporate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	6
Loan forgiveness or debt to equity swaps charge-offs	141	23
Interest rate reduction and/or postponement of principal and/or interest	595	612
Domestic | Small And Medium Sized Companies | Corporate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	0
Loan forgiveness or debt to equity swaps charge-offs	0	0
Interest rate reduction and/or postponement of principal and/or interest	106	125
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	0
Loan forgiveness or debt to equity swaps charge-offs	0	0
Interest rate reduction and/or postponement of principal and/or interest	¥ 66	¥ 63